Consolidated Balance Sheets Detail - Accrued Liabilities (Detail) (USD $) In Millions, unless otherwise specified	Feb. 28, 2015	Mar. 01, 2014	Mar. 02, 2013	Mar. 03, 2012
Balance Sheet Related Disclosures [Abstract]
Vendor inventory liabilities	$ 58	$ 244
Product Warranty Accrual	123	204	318	408
Royalties	56	106
Carrier liabilities	35	153
Other	386	507
Accrued liabilities total	$ 658	$ 1,214